MAXIM SERIES FUND, INC.

8515 East Orchard Road

Greenwood Village, CO 80111

September 8, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Maxim Series Fund, Inc.
Submission Pursuant to Rule 497(e) under the Securities Act of 1933
File Nos. 2-75503 and 811-03364

Commissioners:

Electronically submitted herewith is a filing made pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933 for Maxim Series Fund, Inc.

This submission, filed pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, is for the purpose of submitting exhibits containing interactive data format risk/return summary information for the Maxim Putnam High Yield Bond Portfolio that mirrors the risk/return summary information contained in the submission filed pursuant to Rule 497(c) on August 26, 2011.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-4675.

Very truly yours,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Assistant Vice President, Counsel & Secretary

Maxim Series Fund, Inc.

Enclosures